Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss)	kr (6,276)	kr (32,433)	kr 1,012
Items that will not be reclassified to profit or loss
Remeasurements of defined benefits pension plans including asset ceiling	(2,453)	970	(1,766)
Revaluation of borrowings due to change in credit risk	207
Tax on items that will not be reclassified to profit or loss	285	(547)	520
Available-for-sale financial assets
Gains/losses arising during the period		68	(7)
Reclassification adjustments on gains/losses included in profit or loss		5
Revaluation of other investments in shares and participations
Fair value remeasurement		99	(2)
Changes in cumulative translation adjustments	2,047	(3,378)	4,236
Share of other comprehensive income of joint ventures and associated companies	14		(362)
Tax on items that may be reclassified to profit or loss		(16)	1
Total other comprehensive income (loss), net of tax	100	(2,799)	2,620
Total comprehensive income (loss)	(6,176)	(35,232)	3,632
Total comprehensive income (loss) attributable to:
Stockholders of the Parent Company	(6,470)	(35,357)	3,403
Non-controlling interests	kr 294	kr 125	kr 229